Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Exploration In Operating Units [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 5,157	$ 5,309	$ 3,106
Expense arising from exploration for and evaluation of Operating units	90,343	94,928	96,149
Final balance of products in process and finished goods, net of depreciation and amortization	(2,837)	5,157	5,309
Exploration in operating units	90,343	94,928	96,149
Services provided by third parties
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	71,927	79,837	81,464
Consumption of materials and supplies
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	8,605	8,236	12,685
Direct labor
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	2,446	2,373	1,974
Rentals
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	2,072	1,527	1,608
Electricity and water
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	1,524	1,328	21
Maintenance and repair
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	450	100	62
Transport
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	192	587	317
Depreciation and amortization
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	23	0	0
Other
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	$ 784	$ 109	$ 379